UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2653

Dreyfus Bond Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	8/31
Date of reporting period:	11/30/09

FORM N-Q

Item 1.	Schedule of Investments.

(INSERT SCHEDULE OF INVESTMENTS HERE)

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Fund

November 30, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.4%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--.9%
Courtland Industrial Development
Board, EIR (International
Paper Company Project)	6.25	8/1/25	3,500,000	3,498,250
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/20	15,000,000	12,949,200
Alaska--1.1%
Alaska Energy Authority,
Power Revenue (Bradley Lake
Hydroelectric Project)
(Insured; Assured Guaranty
Municipal Corp.)	6.00	7/1/17	5,730,000	6,681,123
Alaska International Airports
System, Revenue (Insured;
AMBAC) (Prerefunded)	5.75	10/1/12	4,500,000 a	5,090,085
Anchorage,
Electric Utility Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.50	12/1/15	6,135,000	7,413,289
Arizona--3.2%
Apache County Industrial
Development Authority, PCR
(Tucson Electric Power Company
Project)	5.85	3/1/28	7,750,000	7,708,770
Apache County Industrial
Development Authority, PCR
(Tucson Electric Power Company
Project)	5.88	3/1/33	27,570,000	27,086,974
Arizona Health Facilities
Authority, Revenue (Banner
Health)	6.00	1/1/30	11,000,000	11,275,660
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	9,000,000	10,169,550
California--17.8%
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.25	4/1/27	10,000,000	10,827,600
California,
Economic Recovery Bonds	5.00	7/1/20	11,000,000	11,533,170
California,
GO (Various Purpose)	5.63	4/1/25	3,500,000	3,656,835
California,
GO (Various Purpose)	5.75	4/1/31	18,325,000	18,694,615
California,

GO (Various Purpose)	6.50	4/1/33	15,000,000	16,139,100
California,
GO (Various Purpose)	6.00	11/1/35	14,000,000	14,367,500
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Kern County Tobacco Funding
Corporation)	6.25	6/1/37	6,100,000	5,017,921
California Department of Veterans
Affairs, Home Purchase Revenue	5.00	12/1/42	8,000,000	6,772,800
California Department of Water
Resources, Power Supply
Revenue (Prerefunded)	5.13	5/1/12	20,500,000 a	22,864,470
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.50	12/1/16	6,330,000	6,876,785
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/27	17,350,000	18,487,119
California Department of Water
Resources, Water System
Revenue (Central Valley
Project) (Prerefunded)	5.50	12/1/11	60,000 a	65,901
California Educational Facilities
Authority, Revenue (University
of Southern California)	4.50	10/1/33	10,825,000	10,458,682
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	12,000,000	12,627,120
California Public Works Board,
LR (Department of Mental
Health) (Coalinga State
Hospital)	5.13	6/1/29	5,000,000	4,522,300
California Statewide Communities
Development Authority, Revenue
(Inland Regional Center
Project)	5.38	12/1/37	10,325,000	7,868,889
Chabot-Las Positas Community
College District, GO (Insured;
AMBAC)	0.00	8/1/42	60,655,000 b	6,319,038
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.50	12/1/21	11,725,000	12,117,436
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	5,000,000	5,402,350
Coast Community College District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/29	15,000,000 b	12,739,800
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.50	6/1/13	28,495,000 a	32,414,202

Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	29,435,000	25,408,586
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	6,790,000	5,071,791
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/47	10,000,000	6,498,000
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	2,415,000	1,745,755
Sacramento County,
Airport System Senior Revenue	5.75	7/1/39	10,260,000	10,700,359
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	2,500,000	2,557,950
San Francisco City and County
Airport Commission, San
Francisco International
Airport Second Series Revenue
(Issue 34E) (Insured; Assured
Guaranty Municipal Corp.)	5.75	5/1/22	7,000,000	7,460,810
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/28	10,000,000	10,494,100
San Mateo County Community College
District, GO (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/25	10,000,000 b	4,301,300
Colorado--.4%
University of Colorado Hospital
Authority, Revenue	5.00	11/15/37	8,100,000	7,635,060
Delaware--.7%
Delaware Economic Development
Authority, Water Revenue
(United Water Delaware
Project) (Insured; AMBAC)	6.20	6/1/25	5,000,000	5,004,600
Delaware Transportation Authority,
Transportation System Senior
Revenue	5.00	7/1/26	6,245,000	6,913,590
District of Columbia--.4%
District of Columbia Tobacco
Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed Bonds	0.00	6/15/46	184,975,000 b	6,936,562
Florida--4.9%
Florida Department of
Environmental Protection,
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	7/1/13	10,270,000	10,621,439
Florida Housing Finance

Corporation, Homeowner
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	5.10	7/1/31	4,440,000	4,348,758
Florida State Board of Education,
Public Education Capital
Outlay Bonds	5.50	6/1/16	12,000,000	12,938,400
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.25	11/15/36	5,735,000	5,359,185
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group) (Prerefunded)	5.25	11/15/16	265,000 a	316,694
Miami-Dade County,
Water and Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	10/1/26	5,000,000	5,223,700
Orange County,
Tourist Development Tax
Revenue (Insured; AMBAC)	5.00	10/1/24	10,110,000	10,556,154
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)
(Prerefunded)	6.00	12/1/12	2,090,000 a	2,398,233
Orlando Utilities Commission,
Water and Electric Revenue	6.75	10/1/17	15,875,000	19,135,566
Tampa,
Utility Tax and Special
Revenue (Insured; AMBAC)	5.75	10/1/13	9,100,000	10,391,836
Tampa Bay Water Regional Water
Supply Authority, Utility
System Improvement Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.00	10/1/29	5,000,000	5,933,000
Georgia--3.3%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	10,000,000	10,717,500
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	5,500,000	5,614,895
Atlanta Development Authority,
Student Housing Revenue
(ADA/CAU Partners, Inc.
Project at Clark Atlanta
University) (Insured; ACA)	6.25	7/1/14	3,810,000	3,387,547
Chatham County Hospital Authority,
HR Improvement (Memorial
Health University Medical
Center, Inc.)	5.75	1/1/29	3,600,000	3,359,016
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	8,590,000	10,208,614
Fulton County Facilities
Corporation, COP (Fulton

County Public Purpose Project)
(Insured; AMBAC) (Prerefunded)	5.50	11/1/10	11,630,000 a	12,309,541
Milledgeville and Baldwin County
Development Authority, Revenue
(Georgia College and State
University Foundation Property
III, LLC Student Housing
System Project) (Prerefunded)	5.63	9/1/14	5,100,000 a	6,124,080
Private Colleges and Universities
Authority, Revenue (Mercer
University Project)
(Prerefunded)	5.75	10/1/11	6,000,000 a	6,679,080
Idaho--.9%
Idaho Housing Agency,
MFHR	6.70	7/1/24	8,035,000	8,043,758
Power County Industrial
Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	7,625,000	7,626,525
Illinois--4.4%
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	5.25	12/1/25	15,000,000	16,031,400
Chicago O'Hare International
Airport, General Airport Third
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	1/1/23	21,370,000	22,434,440
Illinois Finance Authority,
Revenue (Central DuPage Health)	5.50	11/1/39	3,500,000	3,525,970
Illinois Finance Authority,
Revenue (Northwestern Memorial
Hospital) (Prerefunded)	5.50	8/15/14	22,310,000 a	26,241,468
Illinois Health Facilities
Authority, Revenue (Advocate
Health Care Network)
(Prerefunded)	6.13	11/15/10	10,000,000 a	10,560,000
Kansas--1.1%
Wichita,
Hospital Facilities
Improvement Revenue (Christi
Health System)	5.50	11/15/26	7,000,000	7,079,660
Wyandotte County Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.60	9/1/23	12,010,000	13,348,755
Kentucky--.5%
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	7,955,000	8,459,904
Louisiana--.8%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	2,000,000	2,037,480
Louisiana Public Facilities
Authority, Revenue (CHRISTUS

Health Obligated Group)	6.00	7/1/29	6,500,000	6,868,225
New Orleans Aviation Board,
Gulf Opportunity Zone Customer
Facility Charge Revenue
(Consolidated Rental Car
Project)	6.25	1/1/30	5,000,000 c	4,971,400
Maryland--.6%
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	6.00	7/1/39	10,000,000	10,006,800
Massachusetts--2.1%
Massachusetts,
Consolidated Loan (Insured;
Assured Guaranty Municipal
Corp.)	5.25	8/1/24	12,000,000	13,361,160
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.13	1/1/22	6,900,000	7,404,114
Massachusetts Housing Finance
Agency, Housing Revenue	5.30	6/1/49	6,250,000	5,991,188
Massachusetts Municipal Wholesale
Electric Company, Power Supply
System Revenue (Nuclear
Project Number 4 Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/13	10,000,000	10,648,400
Michigan--1.3%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	8,000,000	9,189,840
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.25	7/1/40	7,500,000	6,280,200
Michigan Hospital Finance
Authority, HR (Henry Ford
Health System)	5.63	11/15/29	5,000,000	4,943,750
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	3,905,000	3,407,581
Mississippi--.3%
Mississippi Home Corporation,
SFMR (Collateralized: FNMA and
GNMA)	6.25	12/1/32	4,365,000	4,582,115
Missouri--.9%
Missouri Highways and
Transportation Commission,
Second Lien State Road Revenue	5.25	5/1/22	10,000,000	11,284,300
Saint Louis,
Airport Revenue (Lambert-Saint
Louis International Airport)
(Airport Development Program)
(Insured; National Public
Finance Guarantee Corp.)

(Prerefunded)	5.63	7/1/11	5,000,000 a	5,393,100
Nebraska--2.4%
Omaha Public Power District,
Electric Revenue	5.50	2/1/14	37,300,000	41,936,017
Nevada--1.2%
Clark County,
Airport System Subordinate
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/26	5,000,000	5,149,500
Clark County,
IDR (Nevada Power Company
Project)	5.60	10/1/30	3,000,000	2,744,940
Clark County,
IDR (Nevada Power Company
Project)	5.90	11/1/32	15,000,000	14,207,100
New Hampshire--.9%
New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire
Project) (Insured; National
Public Finance Guarantee Corp.)	6.00	5/1/21	15,500,000	15,742,265
New Jersey--8.1%
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	9,505,000	9,091,532
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/24	11,120,000	10,858,902
New Jersey Economic Development
Authority, PCR (Public Service
Electric and Gas Company
Project) (Insured; National
Public Finance Guarantee Corp.)	6.40	5/1/32	39,140,000	39,167,789
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.13	6/1/30	10,000,000	10,530,900
New Jersey Transit Corporation,
Federal Transit Administration
Grants, COP (Master Lease
Agreement) (Insured; AMBAC)
(Prerefunded)	5.75	9/15/10	11,500,000 a	12,000,365
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.75	6/15/18	7,750,000	9,119,735
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.75	6/15/20	12,645,000	14,824,239
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.00	12/15/27	14,750,000	15,384,250
Tobacco Settlement Financing
Corporation of New Jersey,

Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	5,235,000	4,703,700
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	6.75	6/1/13	3,000,000 a	3,569,220
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/13	12,065,000 a	14,452,784
New Mexico--.5%
New Mexico Finance Authority,
State Transportation Senior
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/15/20	8,000,000	8,863,840
New Mexico Mortgage Financing
Authority, Mortgage-Backed
Securities Revenue
(Collateralized: FNMA and GNMA)	6.80	1/1/26	725,000	761,569
New York--11.1%
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151st Series)	6.00	9/15/28	25,000,000 d,e	26,924,000
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	9,000,000	10,100,340
Long Island Power Authority,
Electric System General
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.50	12/1/12	10,000,000	11,352,700
Long Island Power Authority,
Electric System General
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.50	12/1/13	25,860,000	30,279,474
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.75	1/1/18	17,025,000	20,135,978
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/31	8,250,000	8,380,598
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; AMBAC)	5.50	11/15/19	5,000,000	5,461,300
Nassau County Industrial
Development Agency, IDR
(Keyspan-Glenwood Energy
Center, LLC Project)	5.25	6/1/27	10,000,000	9,569,700
New York City,
GO	5.75	3/1/18	7,800,000	8,637,408
New York City,
GO	5.25	8/15/24	18,500,000	19,645,520
New York City,
GO (Prerefunded)	5.75	3/1/13	5,505,000 a	6,361,413

New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.50	8/1/16	10,360,000	9,996,468
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	8,950,000	8,662,884
New York State Dormitory
Authority, Consolidated Second
General Resolution Revenue
(City University System)	7.50	7/1/10	1,010,000	1,048,067
New York State Dormitory
Authority, Insured Revenue
(New York University)
(Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/27	9,500,000	11,203,920
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	5,000,000	4,603,250
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	6,500,000	5,767,775
North Carolina--.8%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/26	12,000,000	12,281,040
North Carolina Housing Finance
Agency, Single Family Revenue	6.50	9/1/26	1,050,000	1,066,989
Oklahoma--.4%
Claremore Industrial and
Redevelopment Authority, EDR
(Yuba Project)	8.38	7/1/11	7,500,000	7,547,925
Oregon--.3%
Oregon Department of
Administrative Services,
Lottery Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	4/1/26	5,000,000	5,382,400
Pennsylvania--.8%
Geisinger Authority,
Health System Revenue
(Geisinger Health System)	5.25	6/1/39	14,250,000	14,463,038
South Carolina--1.1%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.00	12/1/23	15,000,000	15,675,300
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow) (Prerefunded)	5.88	12/1/12	4,000,000 a	4,625,640

Tennessee--1.8%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	5.50	7/1/36	10,525,000	10,140,417
Tennessee Energy Acquisition
Corporation, Gas Project
Revenue	5.00	2/1/25	10,000,000	9,401,100
Tennessee Energy Acquisition
Corporation, Gas Project
Revenue	5.00	2/1/27	14,485,000	13,269,853
Texas--10.2%
Austin,
Water and Wastewater System
Revenue	5.00	11/15/27	10,000,000	10,746,500
Brazos River Authority,
PCR (TXU Electric Company
Project)	8.25	5/1/33	7,000,000 d	4,306,540
Brazos River Authority,
PCR (TXU Energy Company LLC
Project)	6.75	10/1/38	5,790,000	2,886,315
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Improvement Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.75	11/1/14	15,070,000	15,954,006
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Improvement Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.75	11/1/15	10,000,000	10,524,500
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (Learjet
Inc. Project)	6.15	1/1/16	5,865,000	5,679,959
Harris County Cultural Education
Facilities Finance
Corporation, HR (Texas
Children's Hospital Project)	5.25	10/1/29	4,000,000	4,021,080
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	7.25	12/1/35	7,000,000	7,813,260
Harris County Hospital District,
Mortgage Revenue (Insured;
AMBAC)	7.40	2/15/10	1,085,000	1,097,326
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal E Project)	7.00	7/1/29	5,000,000	4,536,400
Houston,
Combined Utility System, First

Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	5/15/21	18,075,000	19,384,534
Houston Area Water Corporation,
City of Houston Contract
Revenue (Northeast Water
Purification Plant Project)
(Insured; FGIC) (Prerefunded)	5.25	3/1/12	2,470,000 a	2,708,404
Lewisville Independent School
District, Unlimited Tax School
Building Bonds	5.00	8/15/28	10,000,000	10,644,400
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	15,000,000	15,689,250
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	10,000,000	10,070,100
Northside Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/38	4,900,000	5,083,505
San Antonio,
Water System Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.50	5/15/20	2,400,000	2,621,088
Tarrant County Health Facilities
Development Corporation,
Health Resources System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	2/15/14	9,470,000	11,098,840
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/26	20,000,000	21,596,200
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	12,000,000	12,043,440
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.50	8/15/39	2,500,000	2,461,650
Utah--.7%
Intermountain Power Agency,
Subordinated Power Supply
Revenue	5.25	7/1/22	11,000,000	11,580,580
Virginia--2.4%
Danville Industrial Development
Authority, HR (Danville
Regional Medical Center)
(Insured; AMBAC)	5.25	10/1/28	1,500,000	1,738,545
Tobacco Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed Bonds
(Prerefunded)	5.50	6/1/15	10,000,000 a	11,265,400
Upper Occoquan Sewage Authority,
Regional Sewerage System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.15	7/1/20	5,210,000	6,042,923
Virginia Housing Development

Authority, Commonwealth
Mortgage Revenue	5.00	10/1/26	8,250,000	8,314,350
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.25	7/1/31	13,750,000	14,897,300
Washington--4.1%
Bellevue,
Limited Tax GO (New City
Building) (Insured; National
Public Finance Guarantee Corp.)	5.50	12/1/39	10,520,000	11,130,791
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/23	10,060,000	10,845,384
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.50	6/1/34	7,000,000	7,397,740
King County,
Sewer Revenue	5.25	1/1/42	15,000,000	15,525,150
Seattle,
Municipal Light and Power
Improvement Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.50	3/1/13	11,585,000	12,232,486
Seattle,
Municipal Light and Power
Improvement Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.50	3/1/16	15,400,000	16,250,850
West Virginia--.8%
The County Commission of Pleasants
County, PCR (Allegheny Energy
Supply Company, LLC Pleasants
Station Project)	5.25	10/15/37	9,500,000	8,695,920
West Virginia,
Infrastructure GO (Insured;
FGIC) (Prerefunded)	6.50	11/1/16	2,600,000 a	3,373,812
West Virginia State Building
Commission, Subordinate LR
(West Virginia Regional Jail
and Correctional Facility
Authority) (Insured; AMBAC)	5.38	7/1/21	2,505,000	2,757,028
Wisconsin--2.1%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/12	25,000,000 a	28,596,500
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.63	2/15/29	9,725,000	9,561,620
U.S. Related--2.1%
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	10,000,000	9,857,700
Puerto Rico Infrastructure
Financing Authority, Special

Obligation Bonds (Prerefunded)	5.50	10/1/10	7,000,000 a	7,378,140
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/36	23,400,000 b	3,335,904
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.38	8/1/39	5,000,000	5,285,800
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	11,500,000	11,812,915
Total Long-Term Municipal Investments
(cost $1,692,660,393)				1,731,657,047
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.3%	Rate (%)	Date	Amount ($)	Value ($)
California;
Irvine Ranch Water District,
GO Notes (Improvement District
Numbers 105, 112, 113, 121,
130, 140, 161, 182, 184, 186,
188, 212, 213, 221, 230, 240,
250, 261, 282, 284, 286 and
288) (LOC; Bank of America)
(cost $4,800,000)	0.20	12/1/09	4,800,000 [f]	4,800,000
Total Investments (cost $1,697,460,393)			97.7%	1,736,457,047
Cash and Receivables (Net)			2.3%	41,270,068
Net Assets			100.0%	1,777,727,115

a

These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Purchased on a delayed delivery basis.
d

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2009, these securities amounted to $31,230,540 or 1.8% of net assets.

e	Collateral for floating rate borrowings.
f	Variable rate demand note - rate shown is the interest rate in effect at November 30, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,697,460,393. Net unrealized appreciation on investments was $38,996,654 of which $90,324,584 related to appreciated investment securities and $51,327,930 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation

CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the fund's investments:

	Level 1 -		Level 3 -
	Unadjusted		Significant
	Quoted Level 2 - Other Significant		Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	1,736,457,047	-	1,736,457,047

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2009.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Bond Funds, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	January 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	January 19, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 19, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)